Employee Benefit Plan, Summary of Accounting Policy (Policies) - EBP940479804061	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting	a. Basis of Accounting The Plan's financial statements have been prepared using the accrual basis of accounting.
EBP, Investment
b.    Investment Valuation and Income Recognition
The Plan's investments are reported at fair value. Fair value is the price that would be received to sell an asset or would be paid to transfer a liability in an orderly transaction between participants at the measurement date. See Note 4 for a discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net appreciation (depreciation) includes gains and losses on investments bought and sold as well as held during the year.
EBP, Note Receivable from Participant
c.    Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Delinquent notes receivable from a participant are reclassified as distributions based upon the terms of the Plan document.

EBP, Use of Estimate
d.    Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from these estimates.

EBP, Risk and Uncertainty
e.    Risks and Uncertainties
The Plan invests in various investment securities. Investment securities, in general, are exposed to various risks such as interest rate, credit risks and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits.

EBP, Payment to Participant	f. Payment of Benefits Benefit payments are recorded when paid.
EBP, Expense
g.    Plan Expenses
The compensation and expenses of the Trustee are paid by participants and the Company. All other expenses of the Plan may be paid by the Trustee out of the assets of the Plan and constitute a charge upon the respective investment funds or upon the individual participants' accounts as provided for in the Plan.